Vessels, Net and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Vessels, Net and Other Fixed Assets, Net [Abstract]
Vessels, Net
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2014	$424,105,871	$(38,075,714)	$386,030,157
Depreciation	-	(15,075,915)	(15,075,915)
Balance, December 31, 2014	$424,105,871	$(53,151,629)	$370,954,242
Depreciation	-	(15,075,915)	(15,075,915)
Impairment loss	(30,879,525)	9,237,436	(21,642,089)
Balance, December 31, 2015	$393,226,346	$(58,990,108)	$334,236,238